Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segments [Line Items]
Segments

Note 13 — Segments

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, Ben Hwang, who reviews financial information presented on a consolidated net loss basis as reported on the consolidated condensed statement of operations and comprehensive loss in order to make decisions about allocating resources and assessing performance for the entire Company. The CODM also utilizes the Company’s long-range plan, which includes product development roadmaps and long-range financial models, as a key input to resource allocation. The CODM function approves of key operating and strategic decisions. The CODM function views the Company’s operations and manages its business on a consolidated basis and as a single reportable operating segment. The CODM function is regularly provided with the following significant segment expenses. Significant expenses include research and development and general and administrative expenses, which are each separately presented in the Company’s consolidated condensed statements of operations and comprehensive loss. The CODM reviews significant expenses within both the research and development and the general and administrative categories. Other segment items within net loss include interest income, interest expense and loss on change in fair value of related party loan. See the consolidated condensed financial statements for other financial information regarding the Company’s operating segment.

	Three Months Ended June 30,
	2025	2024
Government grant revenue	$—	$25
Operating expenses:
Research personnel compensation costs, including stock-based compensation	320	385
CRO and regulatory costs	—	—
Administrative personnel compensation costs, including stock-based compensation	401	350
Rent and office costs	118	80
Legal and accounting costs	110	179
Other expenses(1)	54	7
Total segment expenses	1,003	1,001
Loss from operations	(1,003)	(976)
Other income (expense)
Loss on change in the fair value of related party Tasly convertible debt	(57)	(15)
Interest expense	(1,289)	(1,081)
Other income	1	1
Total other expense, net	(1,345)	(1,095)
Net loss and comprehensive loss	$(2,348)	$(2,071)

____________

(1)      Other expenses includes small balances of research materials and supplies along with insurance costs.

	Six Months Ended June 30,
	2025	2024
Government grant revenue	$—	$25
Operating expenses:
Research personnel compensation costs, including stock-based compensation	658	818
CRO and regulatory costs	—	15
Administrative personnel compensation costs, including stock-based compensation	736	712
Rent and office costs	318	162
Legal and accounting costs	649	592
Other expenses(1)	66	41
Total segment expenses	2,427	2,340
Loss from operations	(2,427)	(2,315)
Other income (expense)
Loss on change in the fair value of related party Tasly convertible debt	(118)	(11)
Interest expense	(2,519)	(2,161)
Other income	—	6
Total other expense, net	(2,637)	(2,166)
Net loss and comprehensive loss	$(5,064)	$(4,481)

____________

(1)      Other expenses includes small balances of research materials and supplies along with insurance costs.

The Company has no significant long-lived assets recognized on the Consolidated Balance Sheets.

Note 14 — Segments

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, Ben Hwang, who reviews financial information presented on a consolidated net loss basis as reported on the consolidated statement of operations in order to make decisions about allocating resources and assessing performance for the entire Company. The CODM also utilizes the Company’s long-range plan, which includes product development roadmaps and long-range financial models, as a key input to resource allocation. The CODM function approves of key operating and strategic decisions. The CODM function views the Company’s operations and manages its business on a consolidated basis and as a single reportable operating segment. The CODM function is regularly provided with the following significant segment expenses. Significant expenses include research and development and general and administrative expenses, which are each separately presented in the Company’s Consolidated Statements of Operations. The CODM reviews significant expenses within both the research and development and the general and administrative categories. Other segment items within net loss include interest income, interest expense and loss on change in fair value of related party loan. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

	Year Ended December 31,
	2024	2023
Government grant revenue	$100	$45
Operating expenses:
Research personnel compensation costs, including stock-based compensation	1,350	1,641
CRO and regulatory costs	36	186
Administrative personnel compensation costs, including stock-based compensation	1,592	1,434
Rent and office costs	279	365
Legal and accounting costs	1,223	2,287
Other expenses(1)	120	202
Total segment expenses	4,600	6,115
Loss from operations	(4,500)	(6,070)
Other income (expenses)
Loss on change in the fair value of related party Tasly convertible debt	(311)	(22)
Interest expense (including related parties amounts of $2,400 and $2,530 for the year ended December 31, 2024 and 2023, respectively)	(4,424)	(4,283)
Other income	5	94
Total other expense, net	(4,730)	(4,211)
Net loss and comprehensive loss	$(9,230)	$(10,281)

____________

(1)      Other expenses includes small balances of research materials and supplies along with insurance costs.

The Company has no significant long-lived assets recognized on the Consolidated Balance Sheets.

NorthView Acquisition Corp [Member]
Segments [Line Items]
Segments

Note 9 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as its Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the statement of operations as net loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:

	As of June 30, 2025	As of December 31, 2024
Trust Account	$1,935,561	$8,330,835
Cash	$—	$16,204
Restricted Cash	$1,751	$—
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Formation and operating costs	967,084	253,130	1,550,665	723,971
Interest income earned on cash and marketable securities held in Trust Account	15,159	108,520	95,084	225,184

The key measures of segment profit or loss reviewed by our CODM are interest earned on the Trust Account and general and administrative expenses. The CODM reviews interest earned on the Trust Account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Note 10 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as its Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the statement of operations as net loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net (loss) income and total assets, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Trust Account	$8,330,835	$10,873,406
Cash	$16,204	$4,519
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$(1,351,038)	$(1,508,683)
Interest earned on the Trust Account	$425,416	$2,248,538

The key measures of segment profit or loss reviewed by our CODM are interest earned on the Trust Account and general and administrative expenses. The CODM reviews interest earned on the Trust Account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.